Note 04 - Management Report - Segment Results of Operations (Detail) € in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Segment Results of Operations [Line Items]
Net revenues	[1]	€ 31,155		€ 27,063		€ 25,538
Provision for credit losses		1,505		1,226		515
Noninterest expenses [Abstract]
Compensation and benefits		11,131		10,712		10,418
General and administrative expenses		10,112		9,728		10,821
Impairment of goodwill and other intangible assets		233		68		5
Restructuring activities		220		(118)		261
Total noninterest expenses		21,695		20,390		21,505
Noncontrolling interests		0		0		0
Profit (loss) before tax		7,955		5,447		3,518
Assets		1,317,266		1,344,217		1,325,000
Loans (gross of allowance for loan losses)		485,000		496,000		477,000
Additions to non-current assets		2,118		2,494		1,939
Deposits		625,000		629,000		604,000
Average allocated shareholders' equity		63,149		60,109		56,537
Risk-weighted assets		350,000		360,000		352,000
Risk Weighted Assets in Divisions Of which Operational		57,000		58,000		62,000
Leverage Exposure (fully-loaded)		€ 1,240,000		€ 1,240,000		€ 1,125,000	[2]
Total employees (full-time equivalent)		90,130		84,930		82,969
Post-tax return on average shareholders equity		9.10%	[3]	8.20%	[4]	3.60%	[5]
Post-tax return on average tangible shareholders' equity		10.20%	[3]	9.10%	[4]	4.00%	[5]
Cost Income Ratio		69.60%	[6]	75.30%	[7]	84.20%	[8]
Includes:
Net interest income		€ 16,122		€ 13,983		€ 11,117
Net income (loss) from equity method investments		(38)		152		98
Includes:
Equity method investment		1,013		1,124		1,091
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		7,716		6,337		5,153
Provision for credit losses		266		335		(3)
Noninterest expenses [Abstract]
Compensation and benefits		1,537		1,422		1,447
General and administrative expenses		2,934		2,786		3,053
Impairment of goodwill and other intangible assets		0		0		5
Restructuring activities		(4)		(19)		42
Total noninterest expenses		4,466		4,188		4,547
Noncontrolling interests		0		0		0
Profit (loss) before tax		2,984		1,814		609
Assets	[9],[10]	264,000		258,000		246,000
Loans (gross of allowance for loan losses)	[9]	117,000		122,000		122,000
Additions to non-current assets		13		3		17
Deposits	[9]	289,000		289,000		270,000
Average allocated shareholders' equity		13,306		12,015		11,101
Risk-weighted assets		69,000		74,000		65,000
Risk Weighted Assets in Divisions Of which Operational	[9]	6,000		5,000		6,000
Leverage Exposure (fully-loaded)		€ 307,000		€ 321,000		€ 300,000	[2]
Total employees (full-time equivalent)	[9]	25,520		22,161		20,560
Post-tax return on average shareholders equity		15.20%	[3]	10.00%	[4]	3.20%	[5]
Post-tax return on average tangible shareholders' equity		16.60%	[3]	10.90%	[4]	3.50%	[5]
Cost Income Ratio		57.90%	[6]	66.10%	[7]	88.20%	[8]
Includes:
Net interest income		€ 5,113		€ 3,628		€ 2,605
Net income (loss) from equity method investments		(6)		4		3
Includes:
Equity method investment		91		90		72
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		9,160		10,016		9,631
Provision for credit losses		431		319		104
Noninterest expenses [Abstract]
Compensation and benefits		2,524		2,376		2,197
General and administrative expenses		4,136		4,075		3,843
Impairment of goodwill and other intangible assets		233		0		0
Restructuring activities		(3)		15		47
Total noninterest expenses		6,890		6,466		6,087
Noncontrolling interests		3		15		(17)
Profit (loss) before tax		1,836		3,217		3,458
Assets	[11],[12]	658,000		677,000		616,000
Loans (gross of allowance for loan losses)	[11]	101,000		103,000		93,000
Additions to non-current assets		89		4		6
Deposits	[11]	18,000		16,000		13,000
Average allocated shareholders' equity		27,593		26,036		25,281
Risk-weighted assets		140,000		139,000		141,000
Risk Weighted Assets in Divisions Of which Operational	[11]	22,000		23,000		25,000
Leverage Exposure (fully-loaded)		€ 546,000		€ 530,000		€ 530,000	[2]
Total employees (full-time equivalent)	[11]	19,979		18,420		16,927
Post-tax return on average shareholders equity		3.80%	[3]	8.00%	[4]	9.00%	[5]
Post-tax return on average tangible shareholders' equity		4.00%	[3]	8.40%	[4]	9.40%	[5]
Cost Income Ratio		75.20%	[6]	64.60%	[7]	63.20%	[8]
Includes:
Net interest income		€ 3,013		€ 3,467		€ 3,332
Net income (loss) from equity method investments		(70)		50		(34)
Includes:
Equity method investment		413		501		462
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		9,575		9,153		8,233
Provision for credit losses		783		583		446
Noninterest expenses [Abstract]
Compensation and benefits		2,806		2,785		2,808
General and administrative expenses		4,742		4,176		4,939
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		228		(113)		173
Total noninterest expenses		7,777		6,848		7,920
Noncontrolling interests		0		0		0
Profit (loss) before tax		1,015		1,722		(133)
Assets	[13],[14]	331,000		333,000		310,000
Loans (gross of allowance for loan losses)	[13]	261,000		265,000		254,000
Additions to non-current assets		90		177		149
Deposits	[13]	308,000		317,000		313,000
Average allocated shareholders' equity		14,477		13,557		13,041
Risk-weighted assets		86,000		88,000		85,000
Risk Weighted Assets in Divisions Of which Operational	[13]	8,000		8,000		8,000
Leverage Exposure (fully-loaded)		€ 339,000		€ 344,000		€ 321,000	[2]
Total employees (full-time equivalent)	[13]	38,451		37,716		37,458
Post-tax return on average shareholders equity		4.10%	[3]	8.30%	[4]	(1.50%)	[5]
Post-tax return on average tangible shareholders' equity		4.50%	[3]	9.00%	[4]	(1.70%)	[5]
Cost Income Ratio		81.20%	[6]	74.80%	[7]	96.20%	[8]
Includes:
Net interest income		€ 6,160		€ 5,223		€ 4,601
Net income (loss) from equity method investments		(5)		27		40
Includes:
Equity method investment		84		99		180
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues		2,383		2,608		2,708
Provision for credit losses		(1)		(2)		5
Noninterest expenses [Abstract]
Compensation and benefits		891		899		822
General and administrative expenses		934		883		846
Impairment of goodwill and other intangible assets		0		68		0
Restructuring activities		0		0		2
Total noninterest expenses		1,825		1,850		1,670
Noncontrolling interests		163		174		223
Profit (loss) before tax		396		584		809
Assets	[15],[16]	10,000		10,000		10,000
Loans (gross of allowance for loan losses)		0		0		0
Additions to non-current assets		73		41		32
Deposits		0		0		0
Average allocated shareholders' equity		5,318		5,395		5,128
Risk-weighted assets		15,000		13,000		14,000
Risk Weighted Assets in Divisions Of which Operational	[15]	3,000		3,000		3,000
Leverage Exposure (fully-loaded)		€ 10,000		€ 9,000		€ 11,000	[2]
Total employees (full-time equivalent)	[15]	4,962		4,778		4,514
Post-tax return on average shareholders equity		4.90%	[3]	7.40%	[4]	11.00%	[5]
Post-tax return on average tangible shareholders' equity		11.30%	[3]	17.10%	[4]	25.80%	[5]
Cost Income Ratio		76.60%	[6]	71.00%	[7]	61.70%	[8]
Includes:
Net interest income		€ (124)		€ (65)		€ (5)
Net income (loss) from equity method investments		42		66		81
Includes:
Equity method investment		420		415		349
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues		2,321		(1,051)		(186)
Provision for credit losses		26		(9)		(36)
Noninterest expenses [Abstract]
Compensation and benefits		3,372		3,231		3,145
General and administrative expenses		(2,634)		(2,192)		(1,862)
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		(1)		(2)		(2)
Total noninterest expenses		738		1,037		1,281
Noncontrolling interests		(166)		(190)		(206)
Profit (loss) before tax		1,724		(1,890)		(1,225)
Assets		54,000		67,000		142,000
Loans (gross of allowance for loan losses)		6,000		6,000		7,000
Additions to non-current assets		1,853		2,267		1,733
Deposits		10,000		7,000		8,000
Average allocated shareholders' equity		2,456		3,105		1,987
Risk-weighted assets		40,000		46,000		46,000
Risk Weighted Assets in Divisions Of which Operational		19,000		19,000		20,000
Leverage Exposure (fully-loaded)		€ 39,000		€ 36,000		€ 62,000	[2]
Total employees (full-time equivalent)	[17]	1,218		1,856		3,510
Includes:
Net interest income		€ 1,960		€ 1,730		€ 584
Net income (loss) from equity method investments		2		6		9
Includes:
Equity method investment		€ 5		€ 20		€ 29

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations
[2]	The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion
[3]
[3] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 19% for the year ended December 31, 2023; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

[4]	The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (2) % for the year ended December 31, 2022; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[5]	The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 26 % for the year ended December 31, 2021; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[9]	As of year-end
[10]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[11]	As of year-end
[12]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[13]	As of year-end
[14]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[15]	As of year-end
[16]	Segment assets are presented on a consolidated basis, i.e. the amounts do not include intersegment balances
[17]	As of year-end